Schedule of Assets (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)

December 31, 2025

Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment	Current Value
*National Oilwell Varco, Inc.	801,550 shares of common stock	$12,528,240
BlackRock	BlackRock High Yield Bond Portfolio	8,567,523
Van Kampen Funds	Invesco Growth & Income Fund	59,313,502
Frost Funds	Frost Total Return Bond Fund	54,417,791
Vanguard	Vanguard Inflation Protected Securities Fund	10,401,856
Vanguard	Vanguard Small Cap Growth Index Fund	46,243,032
Vanguard	Vanguard Institutional Index Fund	211,252,526
Fidelity	FIAM International Capital Appreciation Class B CIT	53,575
Fidelity	Fidelity International Bond Index Fund	3,029,735
JP Morgan	Undiscovered Managers Behavioral Value Fund	18,138,222
State Street	State Street U.S. Bond Index Fund	4,935,918
Dimensional Funds	DFA International Value	47,680,282
Dimensional Funds	DFA Global Real Estate Securities	3,790,933
SEI Trust Company	Galliard Intermediate Core Fund A	48,706,237
SEI Trust Company	Galliard Intermediate Core Fund L	48,214,841
SEI Trust Company	Galliard Short Core Fund F	59,263,889
SEI Trust Company	Short Term Investment Fund II	3,745,940
Great Gray Trust Company	Great Gray CIT 2010 Target Date Trust	6,100,666
Great Gray Trust Company	Great Gray CIT 2015 Target Date Trust	2,477,276
Great Gray Trust Company	Great Gray CIT 2020 Target Date Trust	28,602,573
Great Gray Trust Company	Great Gray CIT 2025 Target Date Trust	36,294,437
Great Gray Trust Company	Great Gray CIT 2030 Target Date Trust	147,220,776
Great Gray Trust Company	Great Gray CIT 2035 Target Date Trust	86,372,765
Great Gray Trust Company	Great Gray CIT 2040 Target Date Trust	169,455,728
Great Gray Trust Company	Great Gray CIT 2045 Target Date Trust	91,103,692
Great Gray Trust Company	Great Gray CIT 2050 Target Date Trust	156,716,757
Great Gray Trust Company	Great Gray CIT 2055 Target Date Trust	72,528,752
Great Gray Trust Company	Great Gray CIT 2060 Target Date Trust	33,228,801
Great Gray Trust Company	Great Gray CIT 2065 Target Date Trust	15,017,348
Great Gray Trust Company	Great Gray CIT 2070 Target Date Trust	332,678
Geode Capital Management	GEODE Capital Management - Spartan Mid Cap	82,115,130
Geode Capital Management	GEODE Capital Management - Spartan Small Cap	6,436,272
Geode Capital Management	GEODE Capital Management - Spartan Total Intl	17,908,339
JP Morgan	JPMCB Large Cap Growth	183,171,154
Various	Self-directed brokerage accounts	40,157,550
*Notes Receivable from Participants	Various maturities and interest rates ranging from 3.25% to 9.50%	34,688,598
		$1,850,213,334

* Party-in-interest.